UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Monthly Income Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Capital Trust – Schwab Monthly Income Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1: Report(s) to Shareholders.

Semiannual Report  |  June 30, 2022
Schwab Monthly Income Funds

Schwab Monthly Income Fund –
Moderate Payout
Schwab Monthly Income Fund –
Enhanced Payout
Schwab Monthly Income Fund –
Maximum Payout

This page is intentionally left blank.

Schwab Monthly Income Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Returns for the 6 Months Ended June 30, 2022
Schwab Monthly Income Fund – Moderate Payout (Ticker Symbol: SWJRX)	-13.37%
Moderate Payout Composite Index	-14.67%
Fund Category: Morningstar Allocation - 30% to 50% Equity[1]	-13.33%
Performance Details	pages 6-7

Schwab Monthly Income Fund – Enhanced Payout (Ticker Symbol: SWKRX)	-12.29%
Enhanced Payout Composite Index	-13.24%
Fund Category: Morningstar Allocation - 30% to 50% Equity[1]	-13.33%
Performance Details	pages 8-9

Schwab Monthly Income Fund – Maximum Payout (Ticker Symbol: SWLRX)	-11.31%
Maximum Payout Composite Index	-11.81%
Fund Category: Morningstar Allocation - 15% to 30% Equity[1]	-10.54%
Performance Details	pages 10-11
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
The Investment Environment

For the six-month reporting period ended June 30, 2022, U.S. and international equity and bond markets lost ground as inflation accelerated, interest rates rose, and, in late February, Russia invaded Ukraine. The commodities market was one of the few rising markets, as oil prices surged to over $100 per barrel for the first time since 2014. Economic growth slowed around the world and fears of an impending recession rose. The spread of COVID-19 continued to weigh on economic growth worldwide, with the highly transmissible Omicron variant and subvariants keeping infection rates high in many areas. Over the reporting period, the U.S. dollar strengthened against a basket of international currencies, generally decreasing the returns on overseas investments in U.S. dollar terms. For the six-month reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned -19.96%. U.S. small-cap stocks underperformed U.S. large-cap stocks, with the Russell 2000® Index and the Russell 1000® Index returning -23.43% and -20.94%, respectively. Outside the U.S., the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -19.57% and the MSCI Emerging Markets Index (Net)* returned -17.63% for the reporting period. U.S. and international bonds were also weak, with the Bloomberg US Aggregate Bond Index, representing the broad U.S. bond market, returning -10.35% and the FTSE non-US Dollar World Government Bond Index returning -18.74%.
In the United States, amid fading government stimuli, ongoing supply chain disruptions, persisting inflation, and a widening U.S. trade deficit, gross domestic product (GDP) decreased at an annualized rate of -1.6% for the first quarter of 2022. The unemployment rate, which has fallen steadily since skyrocketing in April 2020, ended the reporting period near pre-pandemic lows. Inflation rose through the reporting period, with just a slight downtick in April, ending the reporting period at its highest level in more than 40 years, due to imbalances in the labor market, supply chain bottlenecks, and soaring energy costs.
Asset Class Performance Comparison % returns during the 6 months ended June 30, 2022

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and Schwab Asset Management.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
The Investment Environment (continued)

Outside the United States, global economies continued to wrestle with the fallout of the COVID-19 pandemic, including the emergence and spread of COVID-19 variant and subvariants, as well as steepening energy costs, rising inflation, and the war in Ukraine. After spiking to over $120 per barrel in early March as sanctions were imposed on Russian imports, oil prices ended the reporting period at just under $110 per barrel. The eurozone posted a small gain in GDP growth for the first quarter of 2022 but was heavily impacted by the war in Ukraine and associated spikes in commodity prices. The United Kingdom also posted positive GDP growth in the first quarter of 2022, driven, in part, by increases in COVID-19 testing and tracing and an expansion of its COVID-19 vaccination program. Japan’s economy contracted in the first quarter of 2022 as a result of a resurgence of COVID-19 infections, geopolitical turmoil, and supply chain issues. Among emerging markets, China’s GDP growth rate remained positive, increasing slightly for the first quarter of 2022 over the previous quarter, but has slowed, a reflection of the prolonged impact of strict COVID-19 protocols including varying degrees of lockdowns and quarantines. China faced other headwinds as well, including the political landscape and an emphasis on domestic consumption over globalization, as well as a property downturn and supply chain constraints. India’s economy also expanded in the first quarter of 2022, albeit at a slowing pace, on rising consumer demand and a rapid decline in COVID-19 cases.
Monetary policies around the world varied. In the United States, after maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate by 0.25% in mid-March, 0.50% in early May, and 0.75% in mid-June in an effort to achieve a return to price stability. The federal funds rate ended the reporting period in a range of 1.50% to 1.75%. In addition, the Fed’s bond-buying program, which it had begun to scale back in November 2021, was ended altogether in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet, vowing to be more aggressive than during its last round of quantitative tightening in 2017 through 2019. Outside the United States, after holding its policy rate unchanged since March 2016, at 0.00%, the European Central Bank announced in June its intention to raise interest rates in July for the first time in 11 years. The European Central Bank also intended to end its long-running asset purchase program and downgraded its growth forecasts. Also in June, the Bank of England raised its key official bank rate for the fifth consecutive time, to 1.25%, bringing borrowing costs to a 13-year high as the Bank of England wrestles with soaring inflation. In contrast, the Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and vowed to defend its cap on bond yields with unlimited buying, as opposed to the monetary tightening being employed in many other countries around the globe. Monetary policies in emerging markets were also mixed. China cut its interest rate in February, following a previous rate cut in December 2021. Indonesia maintained its policy rate but indicated it was monitoring growing inflation risks. Central banks in India, Mexico, Brazil, and Pakistan raised their rates multiple times over the reporting period to counteract the impacts of inflation. Russia, notably, raised its interest rate to 20% in late February amid the broadening fallout of Western sanctions in retaliation against Russia’s invasion of Ukraine, but subsequently reduced it several times.
Bond markets were volatile during the reporting period, particularly as the Fed’s tightening cycle accelerated. As inflation continued to rise and Fed monetary policy shifted, bond yields began to rise in early 2022, exerting downward pressure on bond prices. Yields touched reporting-period highs in mid-June before falling back slightly. (Bond yields and bond prices typically move in opposite directions.) During the reporting period, portions of the yield curve inverted, which is often an indicator of a possible recession. The yield on the 10-year U.S. Treasury began the reporting period at 1.52%, hit a reporting-period high of 3.49% in mid-June, and ended the reporting period at 2.98% as concerns about slowing economic growth mounted. Short-term rates also rose, with the yield on the three-month U.S. Treasury climbing from 0.06% to 1.72% over the reporting period.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the funds. Prior to joining Schwab in 2012, Ms. Tang was a product manager at Thomson Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as BlackRock).

Drew Hayes, CFA, Portfolio Manager, is responsible for the co-management of the funds. Mr. Hayes has been with Schwab since 2006. Before becoming a portfolio manager, he spent seven years as a senior fixed income specialist for Schwab Private Client Investment Advisory, Inc. Prior to that, he worked as a bond investment specialist for two years and as a registered representative for two years for Charles Schwab & Co., Inc.

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the funds. Previously, Mr. Kwok served as an associate portfolio manager from 2012 to 2016. Prior to that, he worked as a fund administration manager, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration supporting the Charles Schwab Trust Bank Collective Investment Trusts and multi-asset Schwab Funds. Prior to joining Schwab Asset Management in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Fund – Moderate Payout

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Moderate Payout (3/28/08)	-13.37%	-10.73%	2.77%	4.22%
S&P 500® Index	-19.96%	-10.62%	11.31%	12.96%
Bloomberg US Aggregate Bond Index	-10.35%	-10.29%	0.88%	1.54%
Moderate Payout Composite Index	-14.67%	-11.13%	4.34%	5.42%
Fund Category: Morningstar Allocation – 30% to 50% Equity[2]	-13.33%	-11.20%	3.22%	4.57%
Fund Expense Ratios[3]: Net 0.51%; Gross 0.69%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.51% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as Schwab Asset Management serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Fund – Moderate Payout
Performance and Fund Facts as of June 30, 2022

Statistics
Number of Holdings	7
Portfolio Turnover Rate	8% [1]
12-Month Distribution Yield	3.56% [2]
Asset Class Weightings % of Investments3,4

Top Holdings % of Net Assets3,5,6

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	Calculation reflects the fund’s monthly ordinary income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end of the reporting period. Distribution yield does not include capital gains distributions. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	The fund intends to primarily invest in a combination of Schwab Funds and Schwab ETFs. The fund may also invest directly in equity and fixed-income securities, as well as other unaffiliated mutual funds or ETFs, and cash and cash equivalents (including money market securities).
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Fund – Enhanced Payout

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Enhanced Payout (3/28/08)	-12.29%	-10.45%	2.19%	3.28%
S&P 500® Index	-19.96%	-10.62%	11.31%	12.96%
Bloomberg US Aggregate Bond Index	-10.35%	-10.29%	0.88%	1.54%
Enhanced Payout Composite Index	-13.24%	-10.76%	3.30%	4.17%
Fund Category: Morningstar Allocation – 30% to 50% Equity[2]	-13.33%	-11.20%	3.22%	4.57%
Fund Expense Ratios[3]: Net 0.37%; Gross 0.47%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.37% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver for so long as Schwab Asset Management serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section in the financial statements.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Fund – Enhanced Payout
Performance and Fund Facts as of June 30, 2022

Statistics
Number of Holdings	7
Portfolio Turnover Rate	5% [1]
12-Month Distribution Yield	3.21% [2]
Asset Class Weightings % of Investments3,4

Top Holdings % of Net Assets3,5,6

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	Calculation reflects the fund’s monthly ordinary income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end of the reporting period. Distribution yield does not include capital gains distributions. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	The fund intends to primarily invest in a combination of Schwab Funds and Schwab ETFs. The fund may also invest directly in equity and fixed-income securities, as well as other unaffiliated mutual funds or ETFs, and cash and cash equivalents (including money market securities).
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Fund – Maximum Payout

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Maximum Payout (3/28/08)	-11.31%	-10.28%	1.56%	2.28%
S&P 500® Index	-19.96%	-10.62%	11.31%	12.96%
Bloomberg US Aggregate Bond Index	-10.35%	-10.29%	0.88%	1.54%
Maximum Payout Composite Index	-11.81%	-10.43%	2.22%	2.88%
Fund Category: Morningstar Allocation – 15% to 30% Equity[2]	-10.54%	-9.37%	2.06%	2.95%
Fund Expense Ratios[3]: Net 0.22%; Gross 0.33%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.22% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver for so long as Schwab Asset Management serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section in the financial statements.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Fund – Maximum Payout
Performance and Fund Facts as of June 30, 2022

Statistics
Number of Holdings	7
Portfolio Turnover Rate	5% [1]
12-Month Distribution Yield	2.77% [2]
Asset Class Weightings % of Investments3,4

Top Holdings % of Net Assets3,5,6

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	Calculation reflects the fund’s monthly ordinary income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end of the reporting period. Distribution yield does not include capital gains distributions. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	The fund intends to primarily invest in a combination of Schwab Funds and Schwab ETFs. The fund may also invest directly in equity and fixed-income securities, as well as other unaffiliated mutual funds or ETFs, and cash and cash equivalents (including money market securities).
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2022 and held through June 30, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 1/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 6/30/22[2]	EXPENSES PAID DURING PERIOD 1/1/22-6/30/22[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 1/1/22-6/30/22[4,5]
Schwab Monthly Income Fund – Moderate Payout
Actual Return	0.00%	0.48%	$1,000.00	$ 866.30	$0.00	$2.22
Hypothetical 5% Return	0.00%	0.48%	$1,000.00	$1,024.79	$0.00	$2.41
Schwab Monthly Income Fund – Enhanced Payout
Actual Return	0.00%	0.34%	$1,000.00	$ 877.10	$0.00	$1.58
Hypothetical 5% Return	0.00%	0.34%	$1,000.00	$1,024.79	$0.00	$1.71
Schwab Monthly Income Fund – Maximum Payout
Actual Return	0.00%	0.21%	$1,000.00	$ 886.90	$0.00	$0.98
Hypothetical 5% Return	0.00%	0.21%	$1,000.00	$1,024.79	$0.00	$1.05

[1]	Based on the most recent six-month expense ratio.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expenses and the expense ratio; may differ from the acquired fund fees and expenses and the expense ratio in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Fund – Moderate Payout
Financial Statements
FINANCIAL HIGHLIGHTS
	1/1/22– 6/30/22*	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17
Per-Share Data
Net asset value at beginning of period	$11.99	$11.38	$11.09	$10.05	$11.09	$10.31
Income (loss) from investment operations:
Net investment income (loss)[1]	0.10	0.24	0.21	0.29	0.23	0.23
Net realized and unrealized gains (losses)	(1.70)	0.81	0.36	1.34	(0.92)	0.87
Total from investment operations	(1.60)	1.05	0.57	1.63	(0.69)	1.10
Less distributions:
Distributions from net investment income	(0.09)	(0.37)	(0.21)	(0.29)	(0.24)	(0.32)
Distributions from net realized gains	—	(0.07)	(0.07)	(0.30)	(0.11)	—
Total distributions	(0.09)	(0.44)	(0.28)	(0.59)	(0.35)	(0.32)
Net asset value at end of period	$10.30	$11.99	$11.38	$11.09	$10.05	$11.09
Total return	(13.37%) [2]	9.23%	5.32%	16.41%	(6.31%)	10.80%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00%	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.17% [4]	0.18%	0.21%	0.24%	0.19%	0.20%
Net investment income (loss)	1.89% [4]	1.99%	1.93%	2.68%	2.17%	2.11%
Portfolio turnover rate	8% [2]	11%	30%	30%	20%	41% [5]
Net assets, end of period (x 1,000)	$43,309	$53,397	$44,663	$46,606	$41,358	$48,554

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. There were no transaction costs associated with these transactions. For comparison purposes, portfolio turnover rate would have been 14% without including these transactions.

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Moderate Payout
Portfolio Holdings  as of June 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
SECURITY	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/22	BALANCE OF SHARES HELD AT 6/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.0% OF NET ASSETS

U.S. Stocks 28.6%
Large-Cap 28.6%
Schwab Dividend Equity Fund	$15,338,285	$1,010,883	($2,187,286)	($125,012)	($1,655,307)	$12,381,563	915,796	$132,665

International Stocks 11.0%
Developed Markets 11.0%
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	6,399,734	498,865	(331,222)	(124,029)	(1,671,053)	4,772,295	263,954	—

Real Estate 7.1%
Global Real Estate 7.1%
Schwab Global Real Estate Fund	3,989,654	244,571	(316,590)	1,424	(842,150)	3,076,909	469,041	48,717

Fixed Income 51.3%
Intermediate-Term Bond 51.3%
Schwab 5-10 Year Corporate Bond ETF	—	1,263,453	—	—	(31,975)	1,231,478	27,624	2,903
Schwab U.S. Aggregate Bond Index Fund	26,523,871	978,321	(3,613,376)	(358,035)	(2,546,629)	20,984,152	2,273,473	258,811
						22,215,630

Money Market Funds 1.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 1.38% (a)	425,343	510	—	—	(128)	425,725	425,725	722
Total Affiliated Underlying Funds (Cost $44,035,225)	$52,676,887	$3,996,603	($6,448,474)	($605,652)	($6,747,242)	$42,872,122		$443,818
UNAFFILIATED UNDERLYING FUNDS 0.9% OF NET ASSETS

Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.43% (a)						$372,887	372,887
Total Unaffiliated Underlying Funds (Cost $372,887)						$372,887
Total Investments in Securities (Cost $44,408,112)						$43,245,009

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(a)	The rate shown is the 7-day yield.
ETF	Exchange traded fund
At June 30, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information).

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Moderate Payout
Statement of Assets and Liabilities

As of June 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $44,035,225)		$42,872,122
Investments in securities, at value - unaffiliated (cost $372,887)		372,887
Receivables:
Investments sold		416,888
Due from investment adviser		6,341
Fund shares sold		2,476
Dividends		649
Prepaid expenses	+	12,379
Total assets		43,683,742
Liabilities
Payables:
Investments bought		344,074
Fund shares redeemed		3,233
Due to custodian		1,664
Accrued expenses	+	26,089
Total liabilities		375,060
Net assets		$43,308,682
Net Assets by Source
Capital received from investors		$44,106,490
Total distributable loss	+	(797,808)
Net assets		$43,308,682

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$43,308,682		4,203,606		$10.30

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Moderate Payout
Statement of Operations

For the period January 1, 2022 through June 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$443,818
Dividends received from securities - unaffiliated	+	913
Total investment income		444,731
Expenses
Professional fees		12,506
Registration fees		10,535
Portfolio accounting fees		9,046
Independent trustees’ fees		3,358
Shareholder reports		2,064
Transfer agent fees		574
Custodian fees		87
Other expenses	+	1,207
Total expenses		39,377
Expense reduction	–	39,377
Net expenses	–	—
Net investment income		444,731
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(605,652)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(6,747,242)
Net realized and unrealized losses		(7,352,894)
Decrease in net assets resulting from operations		($6,908,163)

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Moderate Payout
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/22-6/30/22		1/1/21-12/31/21
Net investment income		$444,731	$986,759
Net realized gains (losses)		(605,652)	2,744,912
Net change in unrealized appreciation (depreciation)	+	(6,747,242)	497,866
Increase (decrease) in net assets resulting from operations		($6,908,163)	$4,229,537
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($399,037)	($1,862,595)

TRANSACTIONS IN FUND SHARES
	1/1/22-6/30/22			1/1/21-12/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		408,391	$4,526,704	1,345,116	$16,044,571
Shares reinvested		19,728	216,829	91,349	1,092,884
Shares redeemed	+	(679,321)	(7,524,598)	(904,827)	(10,770,327)
Net transactions in fund shares		(251,202)	($2,781,065)	531,638	$6,367,128
SHARES OUTSTANDING AND NET ASSETS
	1/1/22-6/30/22			1/1/21-12/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,454,808	$53,396,947	3,923,170	$44,662,877
Total increase (decrease)	+	(251,202)	(10,088,265)	531,638	8,734,070
End of period		4,203,606	$43,308,682	4,454,808	$53,396,947

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Enhanced Payout
Financial Statements
FINANCIAL HIGHLIGHTS
	1/1/22– 6/30/22*	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17
Per-Share Data
Net asset value at beginning of period	$12.02	$11.82	$11.49	$10.58	$11.38	$10.81
Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	0.24	0.23	0.31	0.25	0.24
Net realized and unrealized gains (losses)	(1.58)	0.44	0.45	1.13	(0.72)	0.64
Total from investment operations	(1.47)	0.68	0.68	1.44	(0.47)	0.88
Less distributions:
Distributions from net investment income	(0.10)	(0.34)	(0.23)	(0.31)	(0.26)	(0.31)
Distributions from net realized gains	—	(0.14)	(0.12)	(0.22)	(0.07)	—
Total distributions	(0.10)	(0.48)	(0.35)	(0.53)	(0.33)	(0.31)
Net asset value at end of period	$10.45	$12.02	$11.82	$11.49	$10.58	$11.38
Total return	(12.29%) [2]	5.73%	6.11%	13.79%	(4.20%)	8.19%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00%	0.00%	0.00%	0.00%
Gross operating expenses[3]	0.10% [4]	0.10%	0.12%	0.14%	0.12%	0.11%
Net investment income (loss)	1.98% [4]	1.99%	2.06%	2.75%	2.28%	2.14%
Portfolio turnover rate	5% [2]	20%	28%	31%	9%	50% [5]
Net assets, end of period (x 1,000)	$77,379	$100,081	$89,691	$85,595	$76,552	$95,293

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. There were no transaction costs associated with these transactions. For comparison purposes, portfolio turnover rate would have been 13% without including these transactions.

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Enhanced Payout
Portfolio Holdings  as of June 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
SECURITY	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/22	BALANCE OF SHARES HELD AT 6/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.2% OF NET ASSETS

U.S. Stocks 19.6%
Large-Cap 19.6%
Schwab Dividend Equity Fund	$19,782,883	$581,282	($3,030,911)	($64,330)	($2,131,790)	$15,137,134	1,119,611	$164,476

International Stocks 7.3%
Developed Markets 7.3%
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	8,184,095	161,453	(462,075)	(153,450)	(2,070,270)	5,659,753	313,039	—

Real Estate 4.8%
Global Real Estate 4.8%
Schwab Global Real Estate Fund	5,248,925	61,389	(496,091)	79,303	(1,143,119)	3,750,407	571,708	61,389

Fixed Income 66.3%
Intermediate-Term Bond 66.3%
Schwab 5-10 Year Corporate Bond ETF	—	2,425,826	—	—	(61,392)	2,364,434	53,038	5,574
Schwab U.S. Aggregate Bond Index Fund	64,832,861	1,059,683	(10,044,630)	(949,259)	(5,966,075)	48,932,580	5,301,471	612,149
						51,297,014

Money Market Funds 1.2%
Schwab Variable Share Price Money Fund, Ultra Shares, 1.38% (a)	927,905	1,111	—	—	(278)	928,738	928,738	1,574
Total Affiliated Underlying Funds (Cost $78,158,519)	$98,976,669	$4,290,744	($14,033,707)	($1,087,736)	($11,372,924)	$76,773,046		$845,162
UNAFFILIATED UNDERLYING FUNDS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.43% (a)						$536,613	536,613
Total Unaffiliated Underlying Funds (Cost $536,613)						$536,613
Total Investments in Securities (Cost $78,695,132)						$77,309,659

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(a)	The rate shown is the 7-day yield.
ETF	Exchange traded fund
At June 30, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information).

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Enhanced Payout
Statement of Assets and Liabilities

As of June 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $78,158,519)		$76,773,046
Investments in securities, at value - unaffiliated (cost $536,613)		536,613
Receivables:
Investments sold		657,379
Fund shares sold		23,100
Due from investment adviser		7,196
Dividends		977
Prepaid expenses	+	13,337
Total assets		78,011,648
Liabilities
Payables:
Investments bought		578,260
Fund shares redeemed		24,320
Due to custodian		1,689
Accrued expenses	+	28,515
Total liabilities		632,784
Net assets		$77,378,864
Net Assets by Source
Capital received from investors		$78,054,615
Total distributable loss	+	(675,751)
Net assets		$77,378,864

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$77,378,864		7,406,530		$10.45

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Enhanced Payout
Statement of Operations

For the period January 1, 2022 through June 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$845,162
Dividends received from securities - unaffiliated	+	1,166
Total investment income		846,328
Expenses
Professional fees		14,668
Registration fees		11,574
Portfolio accounting fees		9,287
Independent trustees’ fees		3,417
Shareholder reports		3,042
Transfer agent fees		646
Custodian fees		139
Other expenses	+	1,372
Total expenses		44,145
Expense reduction	–	44,145
Net expenses	–	—
Net investment income		846,328
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(1,087,736)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(11,372,924)
Net realized and unrealized losses		(12,460,660)
Decrease in net assets resulting from operations		($11,614,332)

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Enhanced Payout
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/22-6/30/22		1/1/21-12/31/21
Net investment income		$846,328	$1,959,625
Net realized gains (losses)		(1,087,736)	3,952,366
Net change in unrealized appreciation (depreciation)	+	(11,372,924)	(542,920)
Increase (decrease) in net assets resulting from operations		($11,614,332)	$5,369,071
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($761,030)	($3,863,797)

TRANSACTIONS IN FUND SHARES
	1/1/22-6/30/22			1/1/21-12/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		350,357	$3,992,563	3,079,304	$37,078,468
Shares reinvested		41,315	456,793	199,243	2,401,008
Shares redeemed	+	(1,312,339)	(14,775,870)	(2,536,848)	(30,595,287)
Net transactions in fund shares		(920,667)	($10,326,514)	741,699	$8,884,189
SHARES OUTSTANDING AND NET ASSETS
	1/1/22-6/30/22			1/1/21-12/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,327,197	$100,080,740	7,585,498	$89,691,277
Total increase (decrease)	+	(920,667)	(22,701,876)	741,699	10,389,463
End of period		7,406,530	$77,378,864	8,327,197	$100,080,740

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Maximum Payout
Financial Statements
FINANCIAL HIGHLIGHTS
	1/1/22– 6/30/22*	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17
Per-Share Data
Net asset value at beginning of period	$10.72	$10.80	$10.33	$9.60	$10.15	$9.85
Income (loss) from investment operations:
Net investment income (loss)[1]	0.10	0.22	0.23	0.29	0.24	0.22
Net realized and unrealized gains (losses)	(1.31)	0.03	0.47	0.77	(0.48)	0.33
Total from investment operations	(1.21)	0.25	0.70	1.06	(0.24)	0.55
Less distributions:
Distributions from net investment income	(0.09)	(0.26)	(0.22)	(0.28)	(0.24)	(0.25)
Distributions from net realized gains	—	(0.07)	(0.01)	(0.05)	(0.07)	—
Total distributions	(0.09)	(0.33)	(0.23)	(0.33)	(0.31)	(0.25)
Net asset value at end of period	$9.42	$10.72	$10.80	$10.33	$9.60	$10.15
Total return	(11.31%) [2]	2.33%	6.93%	11.18%	(2.31%)	5.64%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00%	0.00%	0.00%	0.00% [5,6]
Gross operating expenses[3]	0.10% [4]	0.11%	0.14%	0.23%	0.20%	0.20%
Net investment income (loss)	2.07% [4]	1.99%	2.17%	2.85%	2.42%	2.17%
Portfolio turnover rate	5% [2]	25%	23%	31%	11%	63% [7]
Net assets, end of period (x 1,000)	$82,522	$112,619	$112,043	$62,526	$40,213	$48,475

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Annualized.
[5]	The ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
[6]	Less than 0.005%.
[7]	The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. There were no transaction costs associated with these transactions. For comparison purposes, portfolio turnover rate would have been 16% without including these transactions.

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Maximum Payout
Portfolio Holdings  as of June 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
SECURITY	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/22	BALANCE OF SHARES HELD AT 6/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 10.4%
Large-Cap 10.4%
Schwab Dividend Equity Fund	$12,125,554	$265,786	($2,497,770)	($969)	($1,293,184)	$8,599,417	636,052	$96,929

International Stocks 3.7%
Developed Markets 3.7%
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	4,953,292	—	(602,921)	(108,764)	(1,193,516)	3,048,091	168,589	—

Real Estate 2.6%
Global Real Estate 2.6%
Schwab Global Real Estate Fund	3,298,902	246,779	(740,327)	22,526	(679,716)	2,148,164	327,464	36,779

Fixed Income 81.3%
Intermediate-Term Bond 81.3%
Schwab 5-10 Year Corporate Bond ETF	—	2,627,985	—	—	(66,507)	2,561,478	57,458	6,039
Schwab U.S. Aggregate Bond Index Fund	89,301,124	1,190,794	(16,521,251)	(1,579,837)	(7,855,158)	64,535,672	6,991,947	830,330
						67,097,150

Money Market Funds 1.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 1.38% (a)	1,175,843	1,409	—	—	(353)	1,176,899	1,176,899	1,995
Total Affiliated Underlying Funds (Cost $88,678,657)	$110,854,715	$4,332,753	($20,362,269)	($1,667,044)	($11,088,434)	$82,069,721		$972,072
UNAFFILIATED UNDERLYING FUNDS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.43% (a)						$469,365	469,365
Total Unaffiliated Underlying Funds (Cost $469,365)						$469,365
Total Investments in Securities (Cost $89,148,022)						$82,539,086

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(a)	The rate shown is the 7-day yield.
ETF	Exchange traded fund
At June 30, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information).

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Maximum Payout
Statement of Assets and Liabilities

As of June 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $88,678,657)		$82,069,721
Investments in securities, at value - unaffiliated (cost $469,365)		469,365
Receivables:
Investments sold		249,652
Fund shares sold		16,021
Due from investment adviser		7,738
Dividends		976
Prepaid expenses	+	13,482
Total assets		82,826,955
Liabilities
Payables:
Investments bought		168,858
Fund shares redeemed		106,225
Due to custodian		1,692
Accrued expenses	+	28,669
Total liabilities		305,444
Net assets		$82,521,511
Net Assets by Source
Capital received from investors		$90,136,842
Total distributable loss	+	(7,615,331)
Net assets		$82,521,511

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$82,521,511		8,760,575		$9.42

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Maximum Payout
Statement of Operations

For the period January 1, 2022 through June 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$972,072
Dividends received from securities - unaffiliated	+	873
Total investment income		972,945
Expenses
Professional fees		15,227
Registration fees		12,218
Portfolio accounting fees		9,354
Shareholder reports		3,517
Independent trustees’ fees		3,433
Transfer agent fees		626
Custodian fees		139
Other expenses	+	1,426
Total expenses		45,940
Expense reduction	–	45,940
Net expenses	–	—
Net investment income		972,945
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(1,667,044)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(11,088,434)
Net realized and unrealized losses		(12,755,478)
Decrease in net assets resulting from operations		($11,782,533)

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Maximum Payout
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/22-6/30/22		1/1/21-12/31/21
Net investment income		$972,945	$2,247,568
Net realized gains (losses)		(1,667,044)	1,770,708
Net change in unrealized appreciation (depreciation)	+	(11,088,434)	(1,740,710)
Increase (decrease) in net assets resulting from operations		($11,782,533)	$2,277,566
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($874,095)	($3,387,702)

TRANSACTIONS IN FUND SHARES
	1/1/22-6/30/22			1/1/21-12/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		857,145	$8,783,230	5,817,574	$62,845,934
Shares reinvested		49,196	487,182	194,332	2,091,664
Shares redeemed	+	(2,655,829)	(26,711,087)	(5,871,515)	(63,251,350)
Net transactions in fund shares		(1,749,488)	($17,440,675)	140,391	$1,686,248
SHARES OUTSTANDING AND NET ASSETS
	1/1/22-6/30/22			1/1/21-12/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,510,063	$112,618,814	10,369,672	$112,042,702
Total increase (decrease)	+	(1,749,488)	(30,097,303)	140,391	576,112
End of period		8,760,575	$82,521,511	10,510,063	$112,618,814

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Monthly Income Fund - Moderate Payout	Schwab Balanced Fund
Schwab Monthly Income Fund - Enhanced Payout	Schwab Core Equity Fund
Schwab Monthly Income Fund - Maximum Payout	Schwab Dividend Equity Fund
Schwab Target 2010 Fund	Schwab Large-Cap Growth Fund
Schwab Target 2015 Fund	Schwab Small-Cap Equity Fund
Schwab Target 2020 Fund	Schwab Health Care Fund
Schwab Target 2025 Fund	Schwab International Core Equity Fund
Schwab Target 2030 Fund	Schwab Fundamental US Large Company Index Fund
Schwab Target 2035 Fund	Schwab Fundamental US Small Company Index Fund
Schwab Target 2040 Fund	Schwab Fundamental International Large Company Index Fund
Schwab Target 2045 Fund	Schwab Fundamental International Small Company Index Fund
Schwab Target 2050 Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Target 2055 Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab Target 2060 Fund	Schwab Target 2010 Index Fund
Schwab Target 2065 Fund	Schwab Target 2015 Index Fund
Schwab S&P 500 Index Fund	Schwab Target 2020 Index Fund
Schwab Small-Cap Index Fund®	Schwab Target 2025 Index Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2030 Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2035 Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2040 Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2045 Index Fund
Schwab International Index Fund®	Schwab Target 2050 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2055 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2060 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2065 Index Fund
Schwab MarketTrack Conservative Portfolio™
Schwab International Opportunities Fund
The Schwab Monthly Income Funds are “fund of funds.” Each of the funds seeks to achieve its investment objective by investing primarily in a combination of Schwab Funds and Schwab Exchange-Traded Funds (ETFs) and may also invest in other unaffiliated, third-party mutual funds (all such mutual funds and ETFs referred to as “underlying funds”), in accordance with its target portfolio allocation. Each fund may also invest directly in equity and fixed income securities, cash and cash equivalents, including money market securities and ETFs.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Monthly Income Funds  |  Semiannual Report

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2022, all of the funds’ investments were classified as Level 1.
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. Each fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(e) Distributions to Shareholders:
The funds make distributions from net investment income monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(h) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause a fund to underperform other funds with a similar investment objective. The funds are not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the funds are an appropriate investment in light of their current financial position and retirement needs.

Schwab Monthly Income Funds  |  Semiannual Report

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of a fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
ETF Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Structural Risk. The funds’ monthly income payments will be made from fund assets and will reduce the amount of assets available for investment by the fund. Even if a fund’s capital grows over time, such growth may be insufficient to enable the fund to maintain the amount of its targeted annual payout and targeted monthly income payments. A fund’s investment losses may reduce the amount of future cash income payments an investor will receive from the fund. The dollar amount of a fund’s monthly income payments could vary substantially from one year to the next and over time depending on several factors, including the performance of the financial markets in which the fund invests, the allocation of fund assets across different asset classes and investments, the performance of the fund’s investment strategies, and the amount and timing of prior distributions by the fund. It is also possible for payments to go down substantially from one year to the next and over time depending on the timing of an investor’s investments in the fund. Any redemptions will proportionately reduce the amount of future cash income payments to be received from the fund. There is no guarantee that the fund will make monthly income payments to its shareholders or, if made, that the fund’s monthly income payments to shareholders will remain at a fixed amount.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities to maintain their allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which a fund may invest, which include any combination of the risks described below.
•   Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Management Risk. Certain underlying funds are actively managed mutual funds. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results or cause the underlying fund to meet its objectives.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
•   Concentration Risk. To the extent that an underlying fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
•   Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also

Schwab Monthly Income Funds  |  Semiannual Report

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
•   Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the fund.
•   Money Market Fund Risk. A fund may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
•   Tracking Error Risk. Each underlying index fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of an underlying fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. If an underlying fund utilizes a sampling approach, it may not track the return of the index as well as it would if the underlying fund purchased all of the securities in the index.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
•   Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
•   Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions;possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

Schwab Monthly Income Funds  |  Semiannual Report

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Real Estate Investment Trusts (REITs) Risk. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, access to capital, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and an underlying fund will bear a proportionate share of those expenses.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust. The investment adviser does not receive a fee for the services it performs for the funds. However, the investment adviser is entitled to receive an annual management fee from each of the affiliated Schwab Funds and ETFs that serve as underlying funds.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc., a broker-dealer affiliate of the investment adviser (together, service providers), of certain shareholder services to the current shareholders of the funds. The funds are not subject to any fees under the Plan.
Expense Limitation
The investment adviser and its affiliates have agreed with the funds, for so long as the investment adviser serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of June 30, 2022, each Schwab Monthly Income Fund’s ownership percentages of other related funds’ shares are:
UNDERLYING FUNDS	SCHWAB MONTHLY INCOME FUND – MODERATE PAYOUT	SCHWAB MONTHLY INCOME FUND – ENHANCED PAYOUT	SCHWAB MONTHLY INCOME FUND – MAXIMUM PAYOUT
Schwab 5-10 Corporate Bond ETF	0.3%	0.6%	0.6%
Schwab Dividend Equity Fund	2.2%	2.7%	1.5%
Schwab Global Real Estate Fund	1.0%	1.3%	0.7%
Schwab International Opportunities Fund	0.4%	0.5%	0.3%
Schwab U.S. Aggregate Bond Index Fund	0.5%	1.1%	1.4%
Schwab Variable Share Price Money Fund, Ultra Shares	0.0%*	0.0%*	0.0%*

*	Less than 0.05%

Schwab Monthly Income Funds  |  Semiannual Report

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to the Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended June 30, 2022, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Monthly Income Fund – Moderate Payout	$3,996,603	$6,448,474
Schwab Monthly Income Fund – Enhanced Payout	4,290,744	14,033,707
Schwab Monthly Income Fund – Maximum Payout	4,332,753	20,362,269

8. Federal Income Taxes:
As of June 30, 2022, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Monthly Income Fund – Moderate Payout	$45,809,696	$-	($2,564,687)	($2,564,687)
Schwab Monthly Income Fund – Enhanced Payout	79,796,757	1,636,878	(4,123,976)	(2,487,098)
Schwab Monthly Income Fund – Maximum Payout	89,853,389	528,953	(7,843,256)	(7,314,303)

Schwab Monthly Income Funds  |  Semiannual Report

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2022. The tax-basis components of distributions paid during the year ended December 31, 2021 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Monthly Income Fund – Moderate Payout	$1,564,456	$298,139
Schwab Monthly Income Fund – Enhanced Payout	2,767,784	1,096,013
Schwab Monthly Income Fund – Maximum Payout	2,738,360	649,342
As of December 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2021, the funds did not incur any interest or penalties.

9. Subsequent Events:
At a meeting held on June 8, 2022, the Board approved changes to each fund’s name and investment strategy, including the addition of sub-asset classes and underlying funds in which the funds invest and accompanying new risks. These changes are scheduled to be effective on or about September 12, 2022.
Other than the planned changes discussed above, management has determined there are no other subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Monthly Income Funds  |  Semiannual Report

Schwab Monthly Income Funds
Shareholder Vote Results  (Unaudited)

A Special Meeting of Shareholders of Schwab Capital Trust (the “Trust”) was held on June 1, 2022, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Richard A. Wurster, Michael J. Beer, Robert W. Burns, Nancy F. Heller, David L. Mahoney, Jane P. Moncreiff, Kiran M. Patel, Kimberly S. Patmore, and J. Derek Penn. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	1,095,577,106.505	115,838,980.968
Richard A. Wurster	1,117,598,789.555	93,817,297.918
Michael J. Beer	1,116,890,447.505	94,525,639.968
Robert W. Burns	1,117,915,860.110	93,500,227.363
Nancy F. Heller	1,119,878,732.134	91,537,355.339
David L. Mahoney	1,069,125,022.434	142,291,065.039
Jane P. Moncreiff	1,120,187,927.838	91,228,159.635
Kiran M. Patel	1,116,689,111.571	94,726,975.902
Kimberly S. Patmore	1,119,941,056.059	91,475,031.414
J. Derek Penn	1,117,666,014.121	93,750,073.352

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Monthly Income Fund – Moderate Payout, Schwab Monthly Income Fund – Enhanced Payout and Schwab Monthly Income Fund – Maximum Payout (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 16, 2022 and June 8, 2022, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 8, 2022 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.	the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including

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Schwab Monthly Income Funds
modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although Schwab Monthly Income Fund – Enhanced Payout and Schwab Monthly Income Fund – Maximum Payout had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board concluded that other factors relevant to performance supported renewal of the Agreement with respect to these Funds including that the investment adviser had recommended, and the Board had approved, certain enhancements to each of the Funds such as changes to the Funds’ managed payout strategies and revisions to the Funds’ investment strategies that would take effect later in the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Funds from exceeding a specified cap. The Trustees also considered the investment adviser’s contractual commitment to keep the expense cap for so long as the investment adviser serves as the adviser to the Fund. The Trustees also considered that the investment adviser is not charging any management fees at the Fund level; it being understood that there are management fees at the underlying fund level. The Trustees also considered fees charged by the investment adviser to other mutual funds. The Trustees noted that shareholders of the Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Funds invest. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Funds and other funds in the complex. The Trustees considered that the investment adviser is not charging any management fees at the Fund level; it being understood that there are management fees at the underlying fund level. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Funds invest a portion of their assets in other funds within the Schwab fund complex, the Trustees considered that the investment adviser indirectly benefits from the Funds’ investments in other underlying funds managed by the investment adviser. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board

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concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) fee waivers or expense caps by the investment adviser and its affiliates for those funds in the Schwab fund complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has shared any economies of scale with the Funds by investing in the investment adviser’s infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

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Schwab Monthly Income Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 104 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	104	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	104	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	104	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	104	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired.	104	Director (2008 – present), KLA-Tencor Corporation

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Schwab Monthly Income Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	104	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	104	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Co-Chairman of the Board (July 2022 – present), Director and Chief Executive Officer (Oct. 2008 – present) and President (Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present), Chief Executive Officer (Aug. 2017 – present), and President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	104	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Managing Director (Jan. 2022 – present), Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (Feb. 2018 – Apr. 2022), The Charles Schwab Corporation; Managing Director (May 2022 – present) and Senior Executive Vice President (July 2015 – May 2022), Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – Apr. 2020), Charles Schwab Bank, SSB; Director (Nov. 2017 – Apr. 2020), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present) and Chief Financial Officer (Feb. 2016 – Aug. 2017), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	104	None

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Schwab Monthly Income Funds
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Mar. 2019 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Managing Director (May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Director (July 2020 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Schwab Monthly Income Funds
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Intermediate Aggregate Bond Index  An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Bloomberg US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
Enhanced Payout Composite Index  A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective January 29, 2019, the Enhanced Payout Composite Index is composed of 19.5% S&P 500 Index, 8.1% MSCI EAFE Index (Net), 4.9% FTSE EPRA Nareit Global Index (Net),
65.5% Bloomberg US Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. From April 1, 2013 through January 28, 2019, the Enhanced Payout Composite Index was composed of 19.5% S&P 500 Index, 8.1% MSCI EAFE Index (Net), 4.9% FTSE EPRA Nareit Global Index (Net), 39.3% Bloomberg US Aggregate Bond Index, 26.2% Bloomberg US Intermediate Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1–3 Month Index. Prior to April 1, 2013, the Enhanced Payout Composite Index was composed of 25% S&P 500 Index and 75% Bloomberg US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE EPRA Nareit Global Index (Net)  An index that provides a diverse representation of publicly traded equity real estate investment trusts (REITs) and listed property companies worldwide. The index constituents are free-float adjusted, and screened on liquidity, size and revenue. The index is comprised of countries in developed and emerging markets. The Net of Tax Index is calculated based on the maximum withholding tax rates applicable to dividends received by institutional investors who are not resident in the same country as the remitting company and who do not benefit from double taxation treaties.
FTSE non-US Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
Maximum Payout Composite Index  A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective January 29, 2019, the Maximum Payout Composite Index is composed of 10.5% S&P 500 Index, 4.4% MSCI EAFE Index (Net), 2.6% FTSE EPRA Nareit Global Index (Net), 80.5% Bloomberg US Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. From April 1, 2013 through January 28, 2019, the Maximum Payout Composite Index was composed of 10.5% S&P 500 Index, 4.4% MSCI EAFE Index (Net), 2.6% FTSE EPRA Nareit Global Index (Net), 48.3% Bloomberg US Aggregate Bond Index, 32.2% Bloomberg US Intermediate Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1–3 Month Index. Prior to April 1, 2013, the Maximum Payout Composite Index was composed of 10% S&P 500 Index and 90% Bloomberg US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.
Moderate Payout Composite Index  A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective January 29, 2019, the Moderate Payout Composite Index is composed of 28.5% S&P 500 Index, 11.9% MSCI EAFE Index (Net), 7.1% FTSE EPRA Nareit Global Index (Net), 50.5% Bloomberg US Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. From April 1, 2013 through January 28, 2019, the Moderate Payout Composite Index was composed of 28.5% S&P 500 Index, 11.9% MSCI EAFE Index (Net), 7.1% FTSE EPRA Nareit Global Index (Net), 30.3% Bloomberg US Aggregate Bond Index, 20.2% Bloomberg US Intermediate Aggregate Bond Index, and 2.0%

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Bloomberg US Treasury Bills 1-3 Month Index. Prior to April 1, 2013, the Moderate Payout Composite Index was composed of 40% S&P 500 Index and 60% Bloomberg US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
12-Month Distribution Yield  reflects the fund’s monthly ordinary income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end of the reporting period. Distribution yield does not include capital gains distributions.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Notes

Notes

Schwab Monthly Income Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR43716-17
00276315

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Schwab Monthly Income Funds

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	August 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	August 16, 2022

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	August 16, 2022